8. Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	June 30, 2023	June 30, 2022	June 30, 2021
	$	$	$
Trade payables	722,376	568,065	215,640
Accrued liabilities	301,758	614,384	46,485
	1,024,134	1,182,449	262,125